Accounting policies (Details Narrative) - GBP (£) £ / shares in Units, £ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2019	Dec. 31, 2015
Disclosure of voluntary change in accounting policy [line items]
Equity	£ 16,924	£ 34,676	£ 45,724		£ 46,887
Accumulated deficit	(89,720)	(74,654)	(59,110)
Loss for the year	(15,030)	(16,064)	(20,162)
Net cash used in operating activities	(13,450)	(12,953)	(13,086)
Cash and cash equivalents	2,343	13,204	17,608		£ 16,175
Impairment charge on non financial assets			(11,413)
Administrative costs	(4,394)	(4,266)	(3,245)
Research and development costs	(9,359)	(8,329)	(7,730)
Distribution costs, sales and marketing		(170)
operating lease commitments	557
Lease liability				£ 554
Discount rate on the lease commitment				4.00%
Right-of-use asset	394
Proceeds from issuing of new shares	£ 1,340
Ordinary Shares [Member]
Disclosure of voluntary change in accounting policy [line items]
Share par value (in dollars per share)	£ 0.00005
Deferred Shares [Member]
Disclosure of voluntary change in accounting policy [line items]
Share par value (in dollars per share)	£ 1
Sublease Agreement [Member]
Disclosure of voluntary change in accounting policy [line items]
Impact of lease	£ 142
Midatech Pharma US, Inc. (formerly DARA Biosciences, Inc.) [Member] | R&D Pipeline [Member]
Disclosure of voluntary change in accounting policy [line items]
Segment expenses		700	450
Administrative costs		1,170	960
Research and development costs		970	760
Distribution costs, sales and marketing		200	£ 200
Midatech Pharma US, Inc. (formerly DARA Biosciences, Inc.) [Member] | In-Process Research and Development ("IPRD") [Member]
Disclosure of voluntary change in accounting policy [line items]
Impairment charge on non financial assets		£ 1,500